Accounts payable	12 Months Ended
Dec. 31, 2016
Income Taxes.
Accounts payable

16. Accounts Payable

Substantially all the accounts payable due to third parties are denominated in RMB and due within one year from the end of the reporting period.

The carrying value of accounts payable approximates their fair values due to their short‑term maturities.